SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Schedule of reconciliation of common stocks reflected in the condensed balance sheets

	2020	2019
Preferred shares authorized
Series A preferred	6,746,233	6,746,233
Series B preferred	7,588,369	7,588,369
Series C preferred	6,001,269	6,001,269
Series D preferred	12,317,871	17,596,960
Series D1 preferred	9,038,488	—
Total preferred shares authorized	41,692,230	37,932,831

	2020	2019
Preferred shares issued and outstanding
Series A preferred	6,641,371	6,746,233
Series B preferred	7,588,369	7,588,369
Series C preferred	6,001,269	6,001,269
Series D preferred	12,317,871	12,317,871
Series D1 preferred	9,038,488	—
Total preferred shares issued and outstanding	41,587,368	32,653,742

Schedule of basic and diluted net income (loss) per common stock

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net Loss	$(14,691,871)	$(7,683,830)	$(29,232,518)	$(19,349,948)
Denominator:
Basic weighted average common shares outstanding	4,551,755	8,522,923	3,818,717	8,458,434
Earnings (loss) per share:
Basic and diluted	$(3.23)	$(0.90)	$(7.66)	$(2.29)

	2020	2019
Numerator:
Net Loss	$(31,674,084)	$(18,468,776)
Denominator:
Basic weighted average common shares outstanding	8,197,409	8,310,333
Earnings (loss) per share:
Basic and diluted	$(3.86)	$(2.22)

LifeSci Acquisition II Corp
Schedule of reconciliation of common stocks reflected in the condensed balance sheets

At September 30, 2021 and June 30, 2021, the common stock reflected in the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$80,090,410
Less:
Common stock issuance costs	$(1,858,498)
Plus:
Accretion of carrying value to redemption value	$1,858,498
Common stock subject to possible redemption	$80,090,410

At June 30, 2021, the common stock subject to possible redemption reflected in the balance sheet is reconciled in the following table:

Gross proceeds	$80,090,410
Less:
Common stock issuance costs	(1,858,498)
Plus:
Accretion of carrying value to redemption value	1,858,498

Common stock subject to possible redemption	$80,090,410

Schedule of basic and diluted net income (loss) per common stock

Three Months Ended
September 30,
2021
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$(829,630)
Denominator:
Basic and diluted weighted average shares outstanding	10,011,301
Basic and diluted net income (loss) per common stock	$(0.08)

		For the Period
		from
		December 18,
		2019
		(Inception)
	Year Ended	through
	June 30,	June 30,
	2021	2020
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$(561,449)	$(1,000)
Denominator:
Basic and diluted weighted average shares outstanding	6,734,489	1,875,000
Basic and diluted net income (loss) per common stock	$(0.08)	$(0.00)